Fair Value Measurement - Fair Value - Information (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Cash Equivalents, at Carrying Value	$ 70.1	$ 70.0